CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and balances at central bank
Cash	$ 7,994,899	$ 7,210,250
Due from central banks	9,817,664	7,871,879
Due from other private financial entities	5,092,792	4,867,472
Checks on hold	136,050	109,736
Remittances of domestic negotiated checks in transit	106,271	125,737
Total cash and due from banks	23,147,676	20,185,074
Money market transactions:
Interbank borrowings	1,388,411	3,193,915
Reverse repurchase agreements and other similar secured loans	793,759	322,160
Total money market transactions	2,182,170	3,516,075
Total cash and cash equivalents	25,329,846	23,701,149	$ 23,738,042	$ 18,730,810
Restricted cash	$ 472,443	$ 295,260
Legal banking reserve
Money market transactions:
Mandatory reserve percentage in central bank	3.50%	3.50%
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions:
Mandatory reserve percentage in central bank	14.60%	14.60%
Banco Agricola S.A. | Liquidity reserve | Minimum
Money market transactions:
Mandatory reserve percentage in central bank	1.00%	1.00%
Banco Agricola S.A. | Liquidity reserve | Maximum
Money market transactions:
Mandatory reserve percentage in central bank	18.00%	15.00%
Bancolombia Panama S.A. and Banistmo S.A | Liquidity reserve
Money market transactions:
Mandatory reserve percentage in central bank	30.00%	30.00%